Goodwill and Other Intangible Assets - Goodwill (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Goodwill [Roll Forward]
Balance, beginning of period	$ 97	$ 0
Acquisitions	0	97
Balance, end of period	$ 97	$ 97